1. Nature of Operations and Going Concern (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Nature Of Operations And Going Concern Details Narrative
Net Loss-Allocable to Common Shareholders	$ 1,721,976	$ 884,875	$ 5,213,755	$ 1,251,230	$ 2,222,899	$ 465,014
Negative Cash Flows from Operations			$ 2,288,416	$ 390,055	$ 1,097,089	$ (105,678)